Note 10 - Long-term Debt	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Long-term Debt [Text Block]
10.
Long-Term Debt:

The amounts shown in the accompanying consolidated balance sheets consist of the following:

Borrower(s)			December 31, 2016	December 31, 2017
A.	Credit Facility		$406,103	$299,837
B.	Term Loans:
	1.	Mas Shipping Co.	22,375	13,125
	2.	Montes Shipping Co. and Kelsen Shipping Co.	54,000	42,000
	3.	Costamare Inc.	50,313	25,725
	4.	Costamare Inc.	-	-
	5.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	178,264	162,983
	6.	Raymond Shipping Co. and Terance Shipping Co.	115,964	105,050
	7.	Costamare Inc.	53,475	37,697
	8.	Uriza Shipping S.A.	36,833	32,500
	9.	Costis Maritime Corporation, Christos Maritime Corporation and Capetanissa Maritime Corporation	109,000	93,000
	10.	Rena Maritime Corporation, Finch Shipping Co. and Joyner Carriers S.A.	32,000	24,480
	11.	Nerida Shipping Co.	-	17,175
			652,224	553,735
		Total	$1,058,327	$853,572
		Less: Deferred financing costs	(3,720)	(2,592)
		Total long-term debt, net	1,054,607	850,980
		Less: Long-term debt current portion	(199,637)	(207,516)
		Add: Deferred financing costs, current portion	1,360	1,198
		Total long-term debt, non-current, net	$856,330	$644,662

A. Credit Facility:
In
July 2008,
the Company signed a loan agreement with a consortium of banks, for a
$1,000,000
Credit Facility (the “Facility”) for general corporate and working capital purposes. The Facility bears interest at the
3,
6,
9
or
12
months (at the Company’s option) LIBOR plus margin.

On
September 28, 2016,
the Company entered into a
ninth
supplemental agreement, which extended the Facility maturity date to
June 30, 2021,
waived the security requirement covenant of the principal agreement and mortgaged four
additional vessels in favor of the lending banks. Following the sale of
Mandraki
and
Mykonos
, the Company prepaid the amounts of
$9,388
and
$9,326
on
August 16, 2017
and
September 14, 2017,
respectively. The outstanding balance of the Facility as of
December 31, 2017,
is repayable in
13
equal, consecutive quarterly installments, of
$21,303
each plus a final installment of
$22,898.

The Facility, as of
December 31, 2017,
was secured with, among others,
first
priority mortgages over
20
of the Company’s vessels,
first
-priority assignment of vessels’ insurances and earnings, charter party assignments, first
-priority pledges over the operating accounts of the vessels and corporate guarantees of
20
ship-owning companies.

The Facility and certain of the term loans described under Note
10.B
below include, among others, financial covenants requiring: (i) the ratio of Total Liabilities (after deducting cash and cash equivalents) to Market Value Adjusted Total Assets (after deducting cash and cash equivalents)
not
to exceed
0.75
to
1.00,
(ii) minimum liquidity of the greater of
$30,000
or
3%
of the total debt of the Company, (iii) the ratio of EBITDA to net interest expense not
to be less than
2.50
to
1.00
and (iv) Market Value Adjusted Net Worth, defined as the amount by which the Market Value Adjusted Total Assets exceeds the Total Liabilities, to exceed
$500,000.
The Company’s other term loans described under Note
10.B
below also contain financial covenants requiring the ratio of net funded debt to total net assets ratio not
to exceed
80%
on a charter inclusive valuation basis as well as financial covenants that are either equal to or less stringent than the aforementioned financial covenants.

B. Term Loans:

1.
In
January 2008,
Mas Shipping Co., a wholly-owned subsidiary of the Company, entered into a loan agreement with a bank for an amount of up to
$75,000
in order to partly finance the acquisition cost of the vessel
Maersk Kokura
. On
August 3, 2017,
the Company prepaid the amount of
$1,000
on the then outstanding balance. As at
December 31, 2017,
the outstanding balance of the loan of
$13,125
is repayable in
one
final installment on
February 2018 (
Note
21
(f)).

2.
In
December 2007,
Montes Shipping Co. and Kelsen Shipping Co. entered into a loan agreement with a bank for an amount of up to
$150,000
in the aggregate (
$75,000
each) on a joint and several basis in order to partly finance the acquisition cost of the vessels
Maersk Kawasaki
and
Maersk Kure
. On
January 27, 2016,
both companies (each a subsidiary of the Company) entered into a supplemental agreement with the bank in order to extend the repayment of the then outstanding loan amount of
$66,000
and amend the repayment schedule. On
June 19, 2017,
the Company prepaid
$6,000
on the then outstanding balance. As at
December 31, 2017,
the outstanding balance of the loan of
$42,000
is repayable in
six
consecutive semi-annual installments of
$5,000,
each from
June 2018
until
December 2020
and a balloon payment of
$12,000
payable together with the last installment.

3.
In
November 2010,
Costamare entered into a term loan agreement with a consortium of banks for an amount of up to
$120,000,
which was available for drawing for a period up to
18
months. As of
December 31, 2017,
the Company had drawn the amount of
$38,500
(Tranche A), the amount of
$42,000
(Tranche B), the amount of
$21,000
(Tranche C), the amount of
$7,470
(Tranche D) and the amount of
$7,470
(Tranche E) under this term loan agreement in order to finance part of the acquisition cost of the vessels
MSC Romanos
,
MSC Methoni
,
MSC Ulsan
,
MSC Koroni
and
MSC Itea
, respectively. As at
December 31, 2017,
the outstanding balance of the Tranche (B) of the loan of
$16,800
is repayable in
8
equal quarterly installments of
$1,050
from
January 2018
to
October 2019
and a balloon payment of
$8,400
payable together with the last installment. As at
December 31, 2017,
the outstanding balance of the Tranche (C) of the loan of
$8,925
is repayable in
9
equal quarterly installments of
$525
from
February 2018
to
February 2020
and a balloon payment of
$4,200
payable together with the last installment. On
May 21, 2014,
the then outstanding balance of
$4,202
of the Tranche (D) of the loan was fully repaid and on
May 29, 2015,
the then outstanding balance of
$2,334
of the Tranche (E) of the loan was fully repaid. On
January 24, 2017,
the then outstanding balance of Tranche (A) of the loan of
$18,288
was fully repaid.

4.
In
April 2011,
Costamare, as borrower, concluded a credit facility with a bank, for an amount up to
$140,000
to finance part of the construction cost of the
MSC Athens
and the
MSC Athos
. Through
December 31, 2013,
the Company had drawn
$133,700
in the aggregate for the
two
vessels, which were delivered in
March
and
April 2013,
respectively. On
July 6, 2016
and
July 15, 2016,
the outstanding balance of the loan was fully repaid with the proceeds from the sale and leaseback transaction described in Note
11.

5.
In
August 2011,
Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co., wholly-owned subsidiaries of Costamare, concluded a credit facility with a consortium of banks, as joint-and-several borrowers, for an amount of up to
$229,200
to finance part of the construction cost of their respective vessels. The facility has been drawn down in three
tranches. As at
December 31, 2017,
the aggregate outstanding balance of tranches (a) and (b) of
$106,957
relating to the
Valor
and the
Valiant
is each repayable in
10
equal quarterly installments for each tranche of
$1,273.4
from
January 2018
to
June 2020
and a balloon payment for each tranche of
$40,744.8
payable together with the last installment. As at
December 31, 2017,
the outstanding balance of the tranche (c) of
$56,026
relating to the
Vantage
is repayable in
12
equal quarterly installments of
$1,273.4
and a balloon payment payable together with the last installment of
$40,744.8
from
February 2018
to
November 2020.

6.
In
October 2011,
Raymond Shipping Co. and Terance Shipping Co., wholly-owned subsidiaries of the Company, concluded a credit facility with a bank, as joint and several borrowers, for an amount of up to
$152,800
to finance part of the acquisition cost of their respective vessels. As at
December 31, 2017,
the outstanding balance of the tranche (a) of
$51,843
relating to the
Value
is repayable in
10
equal quarterly installments of
$1,364.3
from
March 2018
to
June 2020
and a balloon payment of
$38,199.6
payable together with the last installment. As at
December 31, 2017,
the outstanding balance of tranche (b) of the loan of
$53,207
relating to the
Valence
is repayable in
11
equal quarterly installments of
$1,364.3
from
February 2018
to
August
2020
and a balloon payment of
$38,199.6
payable together with the last installment.

7.
In
October 2011,
the Company concluded a loan facility with a bank for an amount of up to
$120,000,
in order to partly finance the aggregate market value of
eleven
vessels in its fleet. The Company repaid in
July 2016
the amount of
$3,835
due to the sale of the container vessel
Karmen
and in
February 2017
the amount of
$4,918
due to the sale of the container vessel
Marina
. As at
December 31, 2017,
the outstanding balance of
$37,697
is repayable in
four
equal quarterly installments of
$2,715
from
March 2018
to
December 2018
and a balloon payment of
$26,837
payable together with the last installment.

8.
On
May 6, 2016,
Uriza Shipping S.A., entered into a loan agreement with a bank for an amount of up to
$39,000
for general corporate purposes. On
May 11, 2016
the Company drew the amount of
$39,000.
As of
December 31, 2017,
the outstanding balance of
$32,500
is repayable in
14
equal quarterly installments of
$1,083.3,
from
February 2018
to
May 2021
and a balloon payment of
$17,333.3
payable together with the last installment.

9.
In
May 2008,
Costis Maritime Corporation and Christos Maritime Corporation entered into a loan agreement with a bank for an amount of up to
$150,000
in the aggregate (
$75,000
each) on a joint and several basis in order to partly finance the acquisition cost of the vessels
Sealand New York
and
Sealand Washington
. In
June 2006,
Capetanissa Maritime Corporation entered into a loan agreement with a bank for an amount of up to
$90,000,
in order to partly finance the acquisition cost of the vessel
Cosco Beijing
. On
August 10, 2016,
Costis Maritime Corporation, Christos Maritime Corporation and Capetanissa Maritime Corporation entered into a loan agreement with a bank in order to extend the repayment and amend the repayment profile of the then outstanding loans in the amounts of
$116,500
in aggregate. On
July 21, 2017,
the Company prepaid the amount of
$4,000.
As of
December 31, 2017,
the outstanding balance of
$93,000
is repayable in
15
variable quarterly installments, from
February 2018
to
August 2021
and a balloon payment of
$43,500
payable together with the last installment.

10.
In
February 2006,
Rena Maritime Corporation entered into a loan agreement with a bank for an amount of up to
$90,000
in order to partly finance the acquisition cost of the vessel
Cosco Guangzhou
. On
December 22, 2016,
Rena Maritime Corporation, Finch Shipping Co. and Joyner Carriers S.A. entered into a new loan agreement with a bank in order to fully refinance the then outstanding loan of
$37,500
and finance the working capital needs of the Finch Shipping Co. and Joyner Carriers S.A. As of
December 31, 2017,
the outstanding balance of
$24,480
is repayable in
16
equal quarterly installments of
$800,
from
March 2018
to
December 2021
and a balloon payment of
$11,680
payable together with the last installment.

11.
On
August 1, 2017,
Nerida Shipping Co., entered into a loan agreement with a bank for an amount of up to
$17,625
for the purpose of financing general corporate purposes relating to
Maersk Kowloon
(Note
6
). On
August 3, 2017
the Company drew the amount of
$17,625.
As of
December 31, 2017,
the outstanding balance of
$17,175
is repayable in
19
equal quarterly installments of
$450,
from
February 2018
to
July 2022
and a balloon payment of
$8,625
payable together with the last installment.

The Company considered the provisions of ASC
470
-
50
Debt: Modifications and Extinguishments
for the loans discussed above in A,
B.2
and
B.9,
which were accounted for as loan modifications.

The term loans discussed above bear interest at LIBOR plus a spread and are secured by, inter alia, (a)
first
-priority mortgages over the financed vessels, (b)
first
priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may
be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, as to additional indebtedness and as to further mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses (“VMC”) in the range of
80%
to
130%
and restrictions on dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend.

The annual repayments under the Credit Facility and the Term loans after
December 31, 2017,
giving effect of the supplemental agreement of the term loan discussed in Note
21
(f), are in the aggregate as follows:

Year ending December 31,	Amount
2018	$198,391
2019	165,267
2020	347,615
2021	132,324
2022	9,975
Total	$853,572

The interest rate of Costamare’s long-term debt as at
December 31, 2015,
2016
and
2017,
was in the range of
1.11%
-
6.75%,
1.98%
-
6.04%
and
2.30%
-
5.98%,
respectively. The weighted average interest rate of Costamare’s long-term debt as at
December 31, 2015,
2016
and
2017,
was
4.2%,
4.7%
and
4.9%,
respectively.

Total interest expense incurred on long-term debt (including the effect of the hedging interest rate swaps discussed in Notes
16
and Note
18
) for the years ended
December 31, 2015,
2016
and
2017,
amounted to
$59,739,
$51,202
and
$45,319,
respectively, and is included in Interest and finance costs in the accompanying consolidated statements of income.

C. Financing Costs

The amounts of financing costs included in the loan balances and capital lease obligations (Note
11
) are as follows:

Financing costs
Balance, January 1, 2016	$6,006
Additions	3,907
Amortization	(2,027)
Write-off	(586)
Balance, December 31, 2016	$7,300
Additions	1,733
Amortization	(2,236)
Balance, December 31, 2017	$6,797
Less: Current portion of financing costs	(2,077)
Financing costs, non-current portion	$4,720

Financing costs represent legal fees and fees paid to the lenders for the conclusion of the Company’s financing. The amortization of loan financing costs is included in interest and finance costs in the accompanying consolidated statements of income (Note
16
).